First Trust Dorsey Wright Momentum and Dividend ETF Shareholder Fees	Sep. 30, 2025
First Trust Dorsey Wright Momentum and Dividend ETF | First Trust Dorsey Wright Momentum and Dividend ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%